Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Sale of investment in U Chance

In January 2026, the Group disposed of its entire equity interest in U Chance to Dongjun Group for a consideration of RMB6,132 (equivalent to US$878).

Unsecured loan to Xingji Meizu

In March 2026, the Group entered into an unsecured loan agreement to provide a loan to Xingji Meizu in an amount of RMB100,000 (equivalent to US$14,326) with an interest rate of 4.06% per annum and maturity date of June 27, 2026.